OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
SCHEDULE OF OPERATING LEASE COST
	December 31
	2023	2022	2021
	U.S. dollars in thousands
Operating lease cost	781	760	209
Short term lease costs	18	14	-
Total lease costs	799	774	209

SCHEDULE OF CASH FLOW AND OTHER INFORMATION RELATED TO OPERATING LEASES

Cash flow and other information related to operating leases were as follows:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	443	250	106
Right-of-use assets obtained in exchange for new operating lease liabilities	108	319	1,496

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES	Other information related to operating leases were as follows:
	December 31,
	2023	2022
Weighted-average remaining lease term	3.9 years	4.7 years
Weighted-average discount rate	12.88%	12.27%

SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2023
2024	415
2025	404
2026	390
2027	309
Total operating lease payments	1,518
Less: imputed interest	(174)
Present value of lease liabilities	1,344